Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Schedule of loss per share

For the Three Months Ended
September 30, 2024
Net loss	$(1,495,898)
Less: Remeasurement of Class A redeemable shares to redemption value	(165,500)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,661,398)

	For the Three Months Ended
	September 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	17%	83%	100%

Net loss allocated based on weighted average shares ratio	$(251,681)	$(1,244,217)	$(1,495,898)

Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(27,845)	(137,655)	(165,500)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	165,500	—	165,500
Total loss based on weighted average shares ratio	$(114,026)	$(1,381,872)	$(1,495,898)

Weighted average shares outstanding	1,163,113	5,750,000
Basic and diluted net loss per share	$(0.10)	$(0.24)

For the Nine Months Ended
September 30, 2024
Net loss	$(1,739,275)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(889,022)
Net loss including accretion of Class A redeemable shares to redemption value and Trust Account withdrawals for tax payments	$(2,139,178)

	For the Nine Months Ended
	September 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	26%	74%	100%

Net loss allocated based on weighted average shares ratio	$(443,798)	$(1,295,477)	$(1,739,275)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	124,805	364,314	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(226,845)	(662,177)	(889,022)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	889,022	—	889,022
Total income (loss) based on weighted average shares ratio	$(145,935)	$(1,593,340)	$(1,739,275)

Weighted average shares outstanding	1,969,808	5,750,000
Basic and diluted net income (loss) per share	$(0.07)	$(0.28)

For the Three Months Ended
September 30, 2023
Net loss	$(10,518)
Plus: Trust Account withdrawals for tax payments	1,827,729
Less: Remeasurement of Class A redeemable shares to redemption value	(731,196)
Net income including accretion of Class A redeemable shares to redemption value and Trust Account withdrawals for tax payments	$1,086,015

	For the Three Months Ended
	September 30, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	42%	24%	100%

Net income allocated based on weighted average shares ratio	$(4,409)	$(6,109)	$(10,518)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	766,176	1,061,553	1,827,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(306,514)	(424,682)	(731,196)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(1,827,729)	—	(1,827,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	731,196	—	731,196
Total (loss) income based on weighted average shares ratio	$(641,280)	$630,762	$(10,518)

Weighted average shares outstanding	11,360,423	5,750,000
Basic and diluted net (loss) income per share	$(0.15)	$0.11

For the Nine Months Ended
September 30, 2023
Net income	$2,831,194
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,120,704)
Net loss including accretion of Class A redeemable shares to redemption value and Trust Account withdrawals for tax payments	$(1,001,781)

	For the Nine Months Ended
	September 30, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	73%	23%	100%

Net income allocated based on weighted average shares ratio	$2,054,048	$777,146	$2,831,194

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,659,761	627,968	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,440,608)	(1,680,096)	(6,120,704)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,120,704	—	6,120,704
Total income (loss) based on weighted average shares ratio	$3,106,176	$(274,982)	$2,831,194

Weighted average shares outstanding	15,197,646	5,750,000
Basic and diluted net income (loss) per share	$0.20	$(0.05)

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%
Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602
Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)

For the Year Ended
December 31, 2022
Net income	$18,132,948
Less: Remeasurement of Class A redeemable shares to redemption value	(3,383,823)
Net income including accretion of Class A redeemable shares to redemption value	$14,749,125

	For the Year Ended
	December 31, 2022
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	23,000,000	5,750,000	28,750,000
Ownership percentage	80%	20%	100%
Net income allocated based on ownership percentage	$14,506,359	$3,626,589	$18,132,948
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(2,707,058)	(676,765)	(3,383,823)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	3,383,823	—	3,383,823
Total income (loss) based on ownership percentage	$15,183,124	$2,949,824	$18,132,948
Weighted average shares outstanding	23,000,000	5,750,000
Basic and diluted net income per share	$0.66	$0.51

Angel Studios, Inc. CIK: 0001671941
Class of Stock [Line Items]
Schedule of loss per share

The following table represents the Company’s loss per share for the three and nine months ended September 30:

	Three Months Ended		Nine Months Ended
	2024	2023	2024	2023
Numerator:
Net income (loss) attributable to controlling interests	$(13,855,176)	$25,651,806	$(51,182,073)	$11,167,291

Denominator:
Weighted average basic shares outstanding	25,944,793	24,828,827	25,409,358	24,725,309
Effect of dilutive shares	—	1,007,254	—	987,016
Weighted average diluted shares	25,944,793	25,836,081	25,409,358	25,712,325

Basic gain (loss) per share	$(0.534)	$1.033	$(2.014)	$0.452
Diluted gain (loss) per share	$(0.534)	$0.993	$(2.014)	$0.434

The following table represents the Company’s income per share for the years ending December 31:

	2023	2022
Numerator:
Net Income (loss) attributable to controlling interests	$9,163,794	$(13,710,708)
Denominator:
Weighted average basic shares outstanding	24,775,858	24,264,683
Effect of dilutive shares	1,153,388	1,438,552
Weighted average diluted shares	25,929,246	25,703,235
Basic earnings per share	$0.370	$(0.565)
Diluted earning per share	$0.353	$(0.533)